Fee and commission income	12 Months Ended
Mar. 31, 2018
Fee and commission income

26. Fee and commission income

Details of Fee and commission income for the fiscal years ended March 31, 2016, 2017 and 2018 are as follows:

	2016	2017	2018
	(in millions of yen)
Securities-related business	175,723	165,857	180,122
Deposits and lending business	143,763	164,573	156,426
Remittance business	109,859	108,368	110,054
Asset management business	61,803	79,426	100,765
Trust fees	50,496	47,379	51,868
Fees for other customer services	263,112	260,360	266,476

Total	804,756	825,963	865,711

Securities-related business fees consist of broker’s fees and markups on securities underwriting and other securities related activities. Remittance business fees consist of service charges for funds transfer and collections. Asset management business fees consist of investment trust management fees and investment advisory fees. Trust fees are earned primarily by fiduciary asset management and administration services for corporate pension plans, investment funds, and other. Fees for other customer services include fees related to the MHFG Group’s agency business, guarantee related business, and other.